SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Schedule of Property and Equipment Useful Lives (Details)	12 Months Ended
Dec. 31, 2019
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	3 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	5 years
Research and development equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	3 years
Research and development equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	10 years
Production equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	2 years
Production equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	7 years
Tooling [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	1 year 6 months
Tooling [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	3 years
Computer equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	1 year
Computer equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	5 years
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	1 year
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	5 years
Office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	3 years
Office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	5 years
Monitoring Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	3 years
Monitoring Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	5 years
Network equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	3 years
Network equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated economic lives	7 years